Inventories, Net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Inventories, Net [Abstract]
Inventory write-down	$ 3,834,172	$ 2,774,284	$ 2,774,284